ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2023	2022
Current:
Accounts payable		$2,253	$1,872
Accrued liabilities		1,726	1,395
Deferred revenue	(i)	490	460
Lease liabilities		429	384
Provisions(1)		159	127
Loans and notes payable		96	147
Other liabilities		249	93
Total current		$5,402	$4,478

Non-current:
Lease liabilities		$3,197	$3,037
Deferred revenue	(i)	462	254
Accrued liabilities		192	178
Provisions(1)		458	426
Pension liabilities		36	8
Loans and notes payable		37	27
Other liabilities		371	234
Total non-current		$4,753	$4,164

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Canadian natural gas gathering and processing operation and our Indian telecom tower operation.

Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 35, Financial Risk Management.

(i)Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties for future natural gas and electricity connections at our U.K. regulated distribution operation, advance customer payments for container leases at our global intermodal logistics operation, to build or upgrade existing network capabilities at our Australian rail operation, for future servicing of customer contracts and protection plans at our North American and European residential decarbonization infrastructure operation and to build or upgrade existing networks at our U.K. wireless infrastructure operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the connections arrangements, container lease agreements, contracted track access, contract plans or networks.